As filed with Securities and Exchange Commission on March 11, 2022

File Nos. 333-226804 and 811-23092

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Registration Statement Under the Securities Act of 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 7 ☒

and/or

Registration Statement Under the Investment Company Act of 1940 ☒

Amendment No. 18 ☒

MEMBERS Horizon Variable Separate Account

(Exact Name of Registrant)

MEMBERS Life Insurance Company

(Name of Depositor)

2000 Heritage Way

Waverly, Iowa 50677-9202

(Address of Depositor’s Principal Executive Offices)

(319) 352-4090

(Depositor’s Telephone Number)

Jennifer Kraus-Florin, Esq.

MEMBERS Life Insurance Company

2000 Heritage Way

Waverly, Iowa 50677-9202

(319) 352-4090

(Name and Address of Agent for Service)

COPY TO:
Stephen E. Roth, Esq.
Thomas E. Bisset, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001
(202) 383-0100

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ On April 8, 2022 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒   This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in MEMBERS Horizon II Variable Separate Account under the MEMBERS® Horizon flexible premium deferred indexed and variable annuity contract.

Explanatory Note

This Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 8, 2022, the effective date of Post-Effective Amendment No. 4, filed on November 17, 2021 (SEC Accession Number 0001209286-21-000250) pursuant to paragraph (a) of Rule 485 of the 1933 Act.

Post-Effective Amendment No. 6 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on February 11, 2022 (ACCESSION NUMBER: 0001753926-22-000187).

Post-Effective Amendment No. 5 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on January 13, 2022 (ACCESSION NUMBER: 0001753926-22-000051).

This Post-Effective Amendment No. 7 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 4.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-4 pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, duly authorized, in the City of Madison and State of Wisconsin, as of this 11th day of March, 2022.

MEMBERS HORIZON VARIABLE SEPARATE ACCOUNT (Registrant)

By:	/s/David L. Sweitzer

David L. Sweitzer, President, MEMBERS Life Insurance Company

MEMBERS LIFE INSURANCE COMPANY (Depositor)

By:	/s/David L. Sweitzer

David L. Sweitzer, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated:

Signature	Title	Date

*	President and Director (Principal Executive Officer)	March 11, 2022
David L. Sweitzer

*	Treasurer (Principal Financial & Accounting Officer)	March 11, 2022
Brian J. Borakove

*	Director	March 11, 2022
Michael F. Anderson

*	Director	March 11, 2022
Abigail R. Rodriguez

*	Director	March 11, 2022
William A. Karls

*	Director and Secretary	March 11, 2022
Paul D. Barbato

*By:	/s/Jennifer Kraus-Florin

Jennifer Kraus-Florin

*Pursuant to Power of Attorney dated April 14, 2021, filed electronically with Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-226804), filed with the Commission on April 14, 2021.